Related Party Transactions - Schedule of Amounts Owed from and to Related Parties (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 3,534	$ 560
Amounts due to related parties	883	140	¥ 1,495
Jiaxin Travel
Related Party Transaction [Line Items]
Amounts due from related parties	948	150
Dangdai
Related Party Transaction [Line Items]
Amounts due from related parties	1,998	317
Non-controlling Interest Shareholders of VIE's Subsidiaries
Related Party Transaction [Line Items]
Amounts due from related parties	588	93
Amounts due to related parties	723	115	1,390
Others
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 160	$ 25	¥ 105